Offsets	Oct. 26, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	POWERBANK Corp
Form or Filing Type	F-10
File Number	333-287070
Initial Filing Date	May 08, 2025
Fee Offset Claimed	$ 10,770.57
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 123,799,654.17
Termination / Withdrawal Statement	The Registrant previously paid a registration fee of $21,613.71 in connection with the Form F-10 filed on April 30, 2024 filed under registration number 333-279027 (the "2024 F-10"). $18,713.43 of the registration fees previously paid with respect to the 2024 F-10 were carried forward under Rule 457(p) under the Securities Act in connection with the Form F-10 filed on May 8, 2025 filed under registration number 333-287070 (the "2025 F-10" and together with the 2024 F-10, the "Prior Registration Statements") and $3,134.59 of registration fees was paid in connection with the 2025 F-10, pertaining to the registration of $142,704,245 of securities of the Registrant. On June 29, 2026, the Registrant filed a prospectus supplement under the 2025 F-10 qualifying the distribution of 7,000,000 common shares for a purchase price of $.60 per share, for an aggregate amount of $4,200,000. On June 6, 2025, the Registrant filed a prospectus supplement under the 2025 F-10 qualifying the distribution of up to $15,000,000 in common shares and on February 18, 2026, the Registrant filed a prospectus supplement under the 2025 F-10 qualifying the distribution of up to$50,000,000 in common shares (together, the "Supplements"). An aggregate of $14,704,590.83 has been raised under the Supplements to date. As such, an aggregate of $18,904,590.83 of securities registered under the 2025 F-10 as been utilized to date and $123,799,655 of securities registered under the 2025 F-10 remain unutilized. Accordingly, $10,770.57 of the registration fees previously paid with respect to the Prior Registration Statements remain available for future registration fees pursuant to Rule 457(p) under the Securities Act. As the total filing fee required for this Registration Statement is $17,400.00, taking into consideration the available offset of $10,770.57 from the Prior Registration Statements, $6,629.43 is currently due for this Registration Statement
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	POWERBANK Corp
Form or Filing Type	F-10
File Number	333-287070
Filing Date	May 08, 2025
Fee Paid with Fee Offset Source	$ 3,134.59
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	POWERBANK Corp
Form or Filing Type	F-10
File Number	333-279027
Filing Date	Apr. 30, 2024
Fee Paid with Fee Offset Source	$ 21,613.71